Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2023
Compensation Related Costs [Abstract]
Risk-free interest rate used (average)	1.00%
Expected market price volatility	73.19%
Expected market price volatility	6 years 2 months 8 days